Members' Capital (Details Textual) - USD ($) shares in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Capital Unit, Class A [Member]
Capital Units, Outstanding	2,629	2,629	2,629
Capital Unit, Class B [Member]
Capital Units, Value	$ 1,000	$ 1,000
Capital Unit, Class B [Member] | Distribution Rights [Member]
Preferred Units, Description	10	10